UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ballentine Capital Management, Inc.
           --------------------------------------------------
Address:   10 Avon Meadow Lane
           --------------------------------------------------
           Avon, CT 06001
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  		28-2599
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven W. Ballentine
           --------------------------------------------------
Title:     President & CEO
           --------------------------------------------------
Phone:     (860) 676-1830
           --------------------------------------------------

Signature, Place, and Date of Signing:


       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings forthis reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        	64
                                               -------------

Form 13F Information Table Value Total:       $	669,977
                                               -------------
                                                (thousands)

	Information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Commun. Grp           COM              00751B106     4213   526600 SH       SOLE                   526600
BJ Services                    COM              055482103     1113    35000 SH       SOLE                    35000
Baker Hughes Inc.              COM              057224107      899    31000 SH       SOLE                    31000
Bell Atlantic Corp             COM              077853109     4793    71200 SH       SOLE                    71200
CINergy                        COM              172474108    10900   385000 SH       SOLE                   385000
CMP Group Inc                  COM              125887109    15245   578000 SH       SOLE                   578000
CTG Resources Inc              COM              125957100     2214    62600 SH       SOLE                    62600
Cincinnati Bell Inc            COM              171870108     9377   482400 SH       SOLE                   482400
Columbia Energy Group          COM              197648108    21231   383400 SH       SOLE                   383400
Comfort Systems USA            COM              199908104      963    82000 SH       SOLE                    82000
Conectiv Class A               COM              206829202     1829    44600 SH       SOLE                    44600
Consolidated Nat. Gas          COM              209615103    12806   205300 SH       SOLE                   205300
Constellation Energy Group     COM              210371100    20090   714300 SH       SOLE                   714300
Cooper Cameron Corp            COM              216640102      849    22500 SH       SOLE                    22500
Dynatech Corp                  COM              268140100     1675   335100 SH       SOLE                   335100
Eastern Enterprises            COM              27637F100    12636   272100 SH       SOLE                   272100
Edison International           COM              281020107    16885   694500 SH       SOLE                   694500
El Paso Energy Corp            COM              283695872    17593   441900 SH       SOLE                   441900
FPL Group                      COM              302571104    12775   253600 SH       SOLE                   253600
Florida Progress               COM              341109106     6364   137600 SH       SOLE                   137600
GPU Inc.                       COM              36225X100    15138   464000 SH       SOLE                   464000
ICG Communications             COM              449246107     3416   219500 SH       SOLE                   219500
IRI Intl. Corp                 COM              45004F107      469   100000 SH       SOLE                   100000
Imperial Credit Industries     COM              452729106      437   100000 SH       SOLE                   100000
Integrated Elec Svcs           COM              45811E103     6304   398700 SH       SOLE                   398700
K N Energy Inc                 COM              482620101    14050   626200 SH       SOLE                   626200
KCS Energy Inc                 COM              482434206       10    10000 SH       SOLE                    10000
Kansas City Pwr & Lt           COM              485134100     5684   235000 SH       SOLE                   235000
LCC International              COM              501810105     1339   220800 SH       SOLE                   220800
LG&E Energy Corp               COM              501917108    12950   609400 SH       SOLE                   609400
Lincoln Bancorp                COM              532879103     1009    85000 SH       SOLE                    85000
MCN Energy Group               COM              55267J100    21160  1231100 SH       SOLE                  1231100
Minnesota Pwr & Lt             COM              604110106    25028  1425100 SH       SOLE                  1425100
Montana Power Co               COM              612085100    55731  1831000 SH       SOLE                  1831000
NCRIC Group Inc                COM              628866105      162    18900 SH       SOLE                    18900
NSTAR                          COM              67019E107    53497  1380561 SH       SOLE                  1380561
NUI Corporation                COM              629430109     1411    57000 SH       SOLE                    57000
Natl Fuel Gas Co               COM              636180101    14609   309600 SH       SOLE                   309600
Nicor Inc                      COM              654086107     1647    44300 SH       SOLE                    44300
Octel Corp                     COM              675727101     1554   138100 SH       SOLE                   138100
PECO Energy Co                 COM              693304107    51382  1370200 SH       SOLE                  1370200
Peoples Energy                 COM              711030106    11788   335000 SH       SOLE                   335000
Pinnacle West Cap              COM              723484101    33458   919800 SH       SOLE                   919800
Professionals Group Inc        COM              742954100     4165   166600 SH       SOLE                   166600
Public Service Co of NC        COM              744516105    16600   535500 SH       SOLE                   535500
Quanta Services Inc            COM              74762E102    25232   860800 SH       SOLE                   860800
Republic Sec Financial Corp    COM              760758102      648    74600 SH       SOLE                    74600
Rite Aid Corp                  COM              767754104      691    50000 SH       SOLE                    50000
SCANA Corp.                    COM              805898103    17263   713700 SH       SOLE                   713700
Sierra Pac Res                 COM              826428104     8047   361645 SH       SOLE                   361645
Sunshing Mining Warrant        COM              867833147       58   372400 SH       SOLE                   372400
TECO Energy Inc                COM              872375100     3241   153400 SH       SOLE                   153400
TNP Enterprises                COM              872594106    24227   622200 SH       SOLE                   622200
Texas Utils Co                 COM              882848104    15787   423100 SH       SOLE                   423100
U S West Inc                   COM              91273H101     1712    30000 SH       SOLE                    30000
US Concrete Inc                COM              90333L102     2783   342500 SH       SOLE                   342500
USEC, Inc.                     COM              90333E108     1025   100000 SH       SOLE                   100000
UniSource Energy               COM              909205106    14906  1261900 SH       SOLE                  1261900
Unicom Corp                    COM              904911104    19507   528100 SH       SOLE                   528100
Unifab Int'l Inc               COM              90467L100      580    72000 SH       SOLE                    72000
United Panam Financial         COM              911301109       97    50000 SH       SOLE                    50000
Washington Gas Light           COM              938837101     4926   181600 SH       SOLE                   181600
Williams Cos Inc               COM              969457100      393    10500 SH       SOLE                    10500
Worldgate Communications       COM              98156L307     1407    61500 SH       SOLE                    61500